SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION [Text Block]

21. SHARE-BASED COMPENSATION

(a) Share Options

The Company has an equity settled share option plan approved by the shareholders that allows it to grant options to directors, officers, employees and other service providers. Under the plan, a maximum of 9.5% of the Company's outstanding common shares may be granted. The maximum allowable number of outstanding options to independent directors as a group at any time is 1% of the Company's outstanding common shares. The exercise price of an option is set at the time of grant using the five-day volume weighted average price of the common shares. Options are exercisable for a maximum of five years from the effective date of grant under the plan. Vesting conditions of options are at the discretion of the Board of Directors at the time the options are granted.

	Options (thousands)	Average price
Outstanding at January 1, 2021	8,969	1.19
Granted	2,402	1.60
Exercised	(2,777)	0.93
Expired	(324)	2.86
Outstanding at January 1, 2022	8,270	1.33
Granted	2,113	2.58
Exercised	(735)	0.99
Cancelled/forfeited	(176)	2.24
Expired	(184)	1.50
Outstanding at December 31, 2022	9,288	1.62
Exercisable at December 31, 2022	7,234	1.45

During the year ended December 31, 2022, the Company granted 2,113,000 (2021 - 2,402,000) share options to directors, executives and employees, exercisable at an average exercise price of $2.58 per common share (2021 - $1.60 per common share) over a five year period. The total fair value of options granted was $2,979 (2021 - $2,114) based on a weighted average grant-date fair value of $1.41 (2021 - $0.88) per option.

Range of exercise price	Options (thousands)	Average life (years)
$0.69 to $0.75	1,345	1.71
$0.76 to $1.00	2,186	1.03
$1.01 to $1.86	2,520	3.01
$1.87 to $2.72	2,071	4.02
$2.73 to $2.86	1,166	0.00
	9,288	1.79

The fair value of options was measured at the grant date using the Black-Scholes formula. Expected volatility is estimated by considering historic average share price volatility. The inputs used in the Black-Scholes formula are as follows:

	2022	2021
Expected term (years)	5.0	5.0
Forfeiture rate	0%	0%
Volatility	64%	67%
Dividend yield	0%	0%
Risk-free interest rate	1.7%	0.4%
Weighted-average fair value per option	$1.41	$0.88

(b) Deferred Share Units and Performance Share Units

The Company has adopted a Deferred Share Unit ("DSU") Plan (the "DSU Plan") that provides for an annual grant of DSUs to each non-employee director of the Company, or an equivalent cash payment in lieu thereof, which participants have agreed would in the first instance be used to assist in complying with the Company's share ownership guidelines. DSUs vest immediately upon grant and are paid out in cash when a participant ceases to be a director of the Company. A long-term financial liability of $3,877 has been recorded at December 31, 2022 (2021 - $4,643), representing the fair value of the liability, which is based on the Company's stock price at the reporting period date.

The Company has established a Performance Share Unit ("PSU") Plan (the "PSU Plan") whereby PSUs are issued to executives as long-term incentive compensation. PSUs issued under the PSU Plan entitle the holder to a cash or equity payment (as determined by the Board of Directors) at the end of a three-year performance period equal to the number of PSU's granted, adjusted for a performance factor and multiplied by the quoted market value of a Taseko common share on the completion of the performance period. The performance factor can range from 0% to 250% and is determined by comparing the Company's total shareholder return to those achieved by a peer group of companies.

	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2021	2,123	2,650
Granted	198	530
Settled	(535)	(400)
Outstanding at January 1, 2022	1,786	2,780
Granted	172	595
Settled	-	(875)
Outstanding at December 31, 2022	1,958	2,500

During the year ended December 31, 2022, 172,000 DSUs were issued to directors (2021 - 198,000) and 595,000 PSUs to senior executives (2021 - 530,000). The fair value of DSUs and PSUs granted was $2,532 (2021 - $1,235), with a weighted average fair value at the grant date of $2.58 per unit for the DSUs (2021 - $1.58 per unit) and $3.51 per unit for the PSUs (2021 - $1.74 per unit).

(c) Share-based compensation expenses

Share based compensation expense is comprised as follows:

	Year ended December 31,
	2022	2021
Share options - amortization	2,693	2,142
Performance share units - amortization	2,226	1,151
Change in fair value of deferred share units	(767)	2,469
	4,152	5,762